Investments in Associates and Joint Ventures - Summary of Expected Credit Losses of Financial Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	₱ 17,202
Balances at end of the year	16,825	₱ 17,202
Metro Pacific Investments Corporation [Member]
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	2	2
Provisions	1	1
Financial assets derecognized during the year	(3)	(1)
Balances at end of the year		2
Metro Pacific Investments Corporation [Member] | Stage 1 [Member] | Lifetime ECL [Member]
Disclosure Of Joint Ventures [Line Items]
Balances as at beginning of the year	2	2
Provisions	1	1
Financial assets derecognized during the year	₱ (3)	(1)
Balances at end of the year		₱ 2